Other Provisions - Retirement Benefit Obligation - Disclosure of Net Liability of Defined Benefit Plan (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 264	R 251	R 247
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	264	251
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 0	R 0